Equity (Details Narrative) - $ / shares	Mar. 31, 2025	Dec. 31, 2024
Total shares authorized	510,000,000
Preferred stock, authorized	10,000,000	10,000,000
Preferred Stock, par value	$ 0.0001	$ 0.0001
Preferred Shares
Preferred stock, authorized	10,000,000	10,000,000
Preferred Stock, par value	$ 0.0001	$ 0.0001
Preferred stock, issued		0
Preferred stock, outstanding		0
Class A Ordinary shares
Common stock, par value		$ 0.0001
Common stock, authorized		50,000,000
Common stock, issued		0
Common stock, outstanding		0
Class B Ordinary shares
Common stock, par value		$ 0.0001
Common stock, authorized		450,000,000
Common stock, issued		100
Common stock, outstanding		100
Series A Preferred Stock [Member]
Preferred stock, issued	1,000,000	1,000,000
Preferred stock, outstanding	1,000,000	1,000,000
Class A Common Stock [Member]
Common stock, par value	$ 0.0001
Common stock, authorized	50,000,000
Common stock, issued	6,535,014	6,535,014
Common stock, outstanding	6,535,014	6,535,014
Class B Common Stock [Member]
Common stock, par value	$ 0.0001
Common stock, authorized	450,000,000
Common stock, issued	1,531,864	1,531,864
Common stock, outstanding	1,531,864	1,531,864